SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The summary of significant accounting policies is presented to assist in the understanding of the financial statements. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and have been consistently applied. The Company has selected June 30 as its financial year end.

Principles of Consolidation

The consolidated financial statements include accounts of the Company’s wholly-owned subsidiaries Awaysis Capital, LLC, Awaysis Casamora Limited, Awaysis Chial Limited and Awaysis Cove Limited. All significant intercompany balances and transactions have been eliminated in consolidation.

Interim Reviewed Financial Statements

The accompanying unaudited interim reviewed financial statements have been prepared in accordance with GAAP for interim financial information in accordance with Article 8 of Regulation S-X. In our opinion, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. While we believe that the disclosures presented herein are adequate and not misleading, these interim financial statements should be read in conjunction with the Company’s audited financial statements and the footnotes thereto for the fiscal year ended June 30, 2024 included in our Annual Report on Form 10-K for the fiscal year ended June 30, 2024 and filed on October 11, 2024. Operating results for the interim period presented are not necessarily indicative of the results for the full year.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We maintain cash balances in a non-interest-bearing account and unrestricted cash in escrow that currently does not exceed federally insured limits. For the purposes of the statements of cash flows, all highly liquid investments with a maturity of three months or less are considered to be cash equivalents. The Company will hold payments made by guests to its facilities in advance of reservations in a restricted escrow account until the rescission period expires in accordance with U.S. state regulations.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), provides a comprehensive framework for measuring fair value and expands disclosures which are required about fair value measurements. Specifically, ASC 820 sets forth a definition of fair value and establishes a hierarchy prioritizing the inputs to valuation techniques, giving the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable value inputs. ASC 820 defines the hierarchy as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date. The types of assets and liabilities included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as equities listed on the New York Stock Exchange.

Level 2 – Pricing inputs are other than quoted prices in active markets but are either directly or indirectly observable as of the reported date. The types of assets and liabilities in Level 2 are typically either comparable to actively traded securities or contracts or priced with models using highly observable inputs.

Level 3 – Significant inputs to pricing that are unobservable as of the reporting date. The types of assets and liabilities included in Level 3 are those with inputs requiring significant management judgment or estimation, such as complex and subjective models and forecasts used to determine the fair value of financial transmission rights.

Our financial accounts consist of accounts receivable, prepaid expenses, accounts payable, accounts payable due to related parties and notes payable. The carrying amount of our accounts receivable, prepaid expenses, accounts payable, accounts payable - related party and notes payable – related party approximate their fair values because of the short-term maturities.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of our membership interests including such person’s immediate families, (ii) our management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with us, or (iv) anyone who can significantly influence our financial and operating decisions. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. See Note 8 and 9 below for details of related party transactions in the period presented.

Fixed Assets

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives. The fixed assets include property, equipment and software which ownership is maintained by the Company.

When a property is substantially completed and held for rental, it transitions from being considered a development project (in progress) to an operating asset. At this point, the key measurement focuses on capitalizing costs and transitioning into depreciation as required under ASC 970-340-25-18.

Capitalization of Construction Costs Ceases after Substantial Completion

Prior to substantial completion, the costs incurred for the construction and development of the property (such as land acquisition, construction costs, interest, and certain other costs) are capitalized.

As per ASC 970-340-25-18, once the property is considered substantially complete, the capitalization of costs typically ceases. The entity stops adding new costs to the property’s carrying value except for additional improvements or costs that extend the asset’s life or improve its utility. This means that these types of costs are no longer added to the property’s carrying value once the property is substantially completed and held for rental. Instead, these costs are expensed as incurred, unless they directly enhance the property or extend its useful life.

Once the property is held for rental and substantially complete, the property is classified as a depreciable real estate asset and the total cost capitalized to date up to the point of substantial completion becomes the asset’s carrying amount. The cost of the property’s carrying amount (less its land value) is allocated over its estimated useful life.

Costs incurred after the property is completed and held for rental are generally expensed unless they extend the property’s useful life (ASC 970-340-35-3).

Impairment Testing (ASC 970-340-35-1 to 35-2)

Even though the property is measured at cost, impairment testing may be required under ASC 360 if there are indicators that the property’s carrying amount might not be recoverable. After substantial completion, the property’s carrying value is subject to impairment testing under ASC 360, where a reduction in the property’s recoverable value may require a write-down to fair value (ASC 970-340-35). If held at fair value (under ASC 360 or other applicable standards), market-based inputs would be used, including comparable sales, discounted cash flows, or appraisals to determine the fair value of the property.

Leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), and all related amendments on January 1, 2022, on a modified retrospective basis. Under Topic 842, the Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option and when doing so is at the Company’s sole discretion. The Company has elected the short-term lease exception for all classes of assets, and therefore has not applied the recognition requirements of Topic 842 to leases of 12 months or less. The Company has also elected the practical expedient to not separate lease and non-lease components for all classes of assets. The Company’s classes of assets that are leased include real estate leases and equipment leases. Real estate leases typically pertain to the Company’s corporate office locations, field operation locations, or vacation properties whereby the Company takes control of a third party’s property during the lease period for the purpose of renting the property on a short-term basis.

The Company recognizes lease expense on a straight-line basis over the lease term. The Company’s lease agreements may contain variable costs such as common area maintenance, operating expenses or other costs. Variable lease costs are expensed as incurred on the consolidated statements of operations.

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) as assets, operating lease non-current liabilities, and operating lease current liabilities in our balance sheet. Finance leases are property and equipment, other current liabilities, and other non-current liabilities in the balance sheet.

ROU assets represent the right to use an asset for the lease term and lease liability represent the obligation to make lease payment arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over lease term. As most of the leases don’t provide an implicit rate, we generally use the incremental borrowing rate on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payment is recognized on a straight-line basis over lease term.

As of the quarter ended September 30, 2024, we were party to an operating lease agreement which commenced during the fiscal year ended June 30, 2023.

See Note 10 below for details of lessee leases during the three months ended September 30, 2024.

Beneficial Conversion Features

The Company adopted ASU 2020-06, Debt – Debt with Conversion and options (subtopic 470-20), and all related amendments on July 1, 2025 on a full retrospective basis. This new standard removed guidance in ASC 470-20 that required separate accounting for beneficial conversion features and amended disclosure requirements.

As the convertible loan was approved by the Board of Directors of the Company on June 26, 2024, the retrospective impact of this adoption effects the financials for the year ended June 30, 2024. The financial impact is removing the discount on the beneficial conversion feature and the related amortization from the liability and equity section of the financial statements for the three months ended September 30, 2024 and the year ended June 30, 2024.

As of June 30, 2024, the Company accounted for convertible notes payable in accordance with ASC 470-20. A beneficial conversion feature is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is in the money if the effective conversion price is lower than the commitment date fair value of a share into which it is convertible.

Income Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Revenue Recognition

Revenue Recognition Standard, ASC 606 is used by the Company to recognize revenue. ASC 606 standards were jointly issued by the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB). Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The total booking value is generally due prior to the commencement of the reservation. The total booking value collected in advance of the reservation is recorded on the balance sheets as funds payable to owners, hospitality and sales taxes payable and deferred revenue in the amount obligated to the homeowner, the taxing authority, and the Company, respectively.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when the entity satisfies a performance obligation

The Company is a development stage corporation, and we have identified certain revenue streams during this development stage.

The Company currently derives its revenue primarily from the short-term unit rentals of sold and unsold inventory at the resort we own and manage.

Revenue from rentals is recognized over the period in which a guest completes a stay.

Other services consist of revenue derived from our real estate brokerage and other related services.

Other Services

In addition to providing vacation rental platform services, the Company provides other services including real estate brokerage and management services. The purpose of these services is to attract and retain homeowners as customers of the Company’s vacation rental platform. As such, the Company enters into an exclusive rental management contract with each homeowners’ associations it controls. Under the real estate brokerage services, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue at a point in time which is upon the closing of a real estate transaction (i.e., purchase or sale of a home). The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as cost of revenue in the consolidated statements of operations. Under the homeowners’ association management services, the Company provides or would provide common area property management, community governance, and association accounting services to community and homeowner associations in exchange for a management fee and other incrementally billed services. The services represent an individual performance obligation in which the Company has determined it is primarily responsible. Revenue is recognized over time as services are rendered for the management fee and incrementally billed services are recognized at a point in time.

Inventory

New real estate inventory is carried at the lower of cost or net realizable value. The cost of finished inventories determined on the specific identification method is removed from inventories and recorded as a component of cost of sales at the time revenue is recognized. Under the specific identification method, if finished real estate inventory can be sold for a profit there is no basis to write down the inventory below the lower of cost or net realizable value.

For real estate inventory that is considered substantially completed and may include the Company’s rental pool, the Company has implemented the Real Estate Accounting Guidance under ASC 970 for real estate development, rental, and sales activities. Details of ASC 970 are included in Fixed Assets above.

Impairment Testing (ASC 330)

Inventory is measured at the lower of cost and net realizable value (NRV) in accordance with applicable accounting standard ASC 330. The cost of inventory includes all costs of purchase, conversion, and other costs incurred in bringing the inventories to their present location and condition. At each reporting date, inventory is reviewed to ensure its carrying amount does not exceed NRV.

Impairment testing includes all categories of inventory, including raw materials, work-in-progress, and finished goods, as reported in the Company’s financial records. Impairment testing of inventory is to ensure the carrying value of inventory does not exceed its recoverable amount. If the NRV is lower than the carrying value, an impairment loss is recognized as part of cost of goods sold.

Financial Instruments

Fair Value of Financial Instruments - From inception, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which provides a framework for measuring fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard also expands disclosures about instruments measured at fair value and establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

●	Level 1: Quoted prices for identical assets and liabilities in active markets.

●	Level 2: Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

●	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts of financial instruments including cash, accounts payable, and notes payable approximated fair value as of September 30, 2024 due to the relatively short maturity of the respective instruments.

Advertising and Marketing Costs

We expense advertising costs when advertisements occur. Advertising for the Company consists primarily of the creation and marketing of the Awaysis brand guideline, logo, wordmark, tagline, and website.

Stock Based Compensation

The cost of equity instruments issued to employees and non-employees in return for goods and services is measured by the grant date fair value of the equity instruments issued in accordance with ASC 718, Compensation – Stock Compensation. The related expense is recognized as services are rendered or vesting periods elapse.

Net Loss per Share Calculation

Basic earnings (loss) per common share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average shares outstanding, assuming all dilutive potential common shares were issued. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Recently Issued Accounting Pronouncements

As of September 30, 2024, there were several new accounting pronouncements issued by the Financial Accounting Standards Board. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.

The Company adopted ASU 2020-06, Debt – Debt with Conversion and options (subtopic 470-20), and all related amendments on July 1, 2024 on a full retrospective basis. This new standard removed guidance in ASC 470-20 that required separate accounting for beneficial conversion features and amended disclosure requirements.

As the convertible loan was approved by the Board on June 26, 2024, the retrospective impact of this adoption effects the financials for the year ended June 30, 2024. The financial impact is removing the discount on the beneficial conversion feature and the related amortization from the liability and equity section of the financial statements for the three months ended September 30, 2024 and the year ended June 30, 2024. This accounted for an increase in the liabilities by $1,063,435 related to the discount on beneficial conversion of $1,100,000 feature and the related amortization of $36,565, an increase to retained earnings beginning balance related to the interest expense from the amortization of the discount on beneficial conversion feature of $36,565, and a decrease to equity of $1,100,000 related to additional paid in capital beneficial conversion feature.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The summary of significant accounting policies is presented to assist in the understanding of the consolidated financial statements. These policies conform to GAAP and have been consistently applied. The Company has selected June 30 as its financial year end.

Principals of Consolidation

The consolidated financial statements include accounts of the Company’s wholly-owned subsidiaries Awaysis Capital, LLC, Awaysis Cove Limited, Awaysis Chial Limited and Awaysis Casamora Limited. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We maintain cash balances in a non-interest-bearing account and unrestricted cash in escrow that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with a maturity of three months or less are considered to be cash equivalents. The Company will hold payments made by guest in advance of reservations in a restricted escrow account until the rescission period expires in accordance with U.S. state regulations.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), provides a comprehensive framework for measuring fair value and expands disclosures which are required about fair value measurements. Specifically, ASC 820 sets forth a definition of fair value and establishes a hierarchy prioritizing the inputs to valuation techniques, giving the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable value inputs. ASC 820 defines the hierarchy as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reported date. The types of assets and liabilities included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as equities listed on the New York Stock Exchange.

Level 2 - Pricing inputs are other than quoted prices in active markets but are either directly or indirectly observable as of the reported date. The types of assets and liabilities in Level 2 are typically either comparable to actively traded securities or contracts or priced with models using highly observable inputs.

Level 3 - Significant inputs to pricing that are unobservable as of the reporting date. The types of assets and liabilities included in Level 3 are those with inputs requiring significant management judgment or estimation, such as complex and subjective models and forecasts used to determine the fair value of financial transmission rights.

Our financial accounts consist of prepaid expenses, accounts payable, accounts payable due to related parties and note payable. The carrying amount of our prepaid expenses, accounts payable, accounts payable - related party and note payable - related party approximate their fair values because of the short-term maturities.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of our membership interests including such person’s immediate families, (ii) our management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with us, or (iv) anyone who can significantly influence our financial and operating decisions. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Fixed Assets

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives. The fixed assets include property, equipment and software which ownership is maintained by the Company.

When a property is substantially completed and held for rental, it transitions from being considered a development project (in progress) to an operating asset. At this point, the key measurement focuses on capitalizing costs and transitioning into depreciation as required under ASC 970-340-25-18.

Capitalization of Construction Costs Ceases after Substantial Completion

Prior to substantial completion, the costs incurred for the construction and development of the property (such as land acquisition, construction costs, interest, and certain other costs) are capitalized.

As per ASC 970-340-25-18, once the property is considered substantially complete, the capitalization of costs typically ceases. The entity stops adding new costs to the property’s carrying value except for additional improvements or costs that extend the asset’s life or improve its utility. This means that these types of costs are no longer added to the property’s carrying value once the property is substantially completed and held for rental. Instead, these costs are expensed as incurred, unless they directly enhance the property or extend its useful life.

Once the property is held for rental and substantially complete, the property is classified as a depreciable real estate asset and the total cost capitalized to date up to the point of substantial completion becomes the asset’s carrying amount. The cost of the property’s carrying amount (less its land value) is allocated over its estimated useful life.

Costs incurred after the property is completed and held for rental are generally expensed unless they extend the property’s useful life (ASC 970-340-35-3).

Impairment Testing (ASC 970-340-35-1 to 35-2)

Even though the property is measured at cost, impairment testing may be required under ASC 360 if there are indicators that the property’s carrying amount might not be recoverable. After substantial completion, the property’s carrying value is subject to impairment testing under ASC 360, where a reduction in the property’s recoverable value may require a write-down to fair value (ASC 970-340-35). If held at fair value (under ASC 360 or other applicable standards), market-based inputs would be used, including comparable sales, discounted cash flows, or appraisals to determine the fair value of the property.

Leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), and all related amendments on January 1, 2022, on a modified retrospective basis. Under Topic 842, the Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option and when doing so is at the Company’s sole discretion. The Company has elected the short-term lease exception for all classes of assets, and therefore has not applied the recognition requirements of Topic 842 to leases of 12 months or less. The Company has also elected the practical expedient to not separate lease and non-lease components for all classes of assets. The Company’s classes of assets that are leased include real estate leases and equipment leases. Real estate leases typically pertain to the Company’s corporate office locations, field operation locations, or vacation properties whereby the Company takes control of a third party’s property during the lease period for the purpose of renting the property on a short-term basis.

The Company recognizes lease expense on a straight-line basis over the lease term. The Company’s lease agreements may contain variable costs such as common area maintenance, operating expenses or other costs. Variable lease costs are expensed as incurred on the consolidated statements of operations.

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) as assets, operating lease non-current liabilities, and operating lease current liabilities in our balance sheet. Finance leases are property and equipment, other current liabilities, and other non-current liabilities in the balance sheet.

ROU assets represent the right to use an asset for the lease term and lease liability represent the obligation to make lease payment arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over lease term. As most of the leases doesn’t provide an implicit rate, we generally use the incremental borrowing rate on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating ROU asset also includes any lease payments made and exclude lease incentives. Lease expense for lease payment is recognized on a straight-line basis over lease term.

As of the fiscal year ended June 30, 2024, we were party to an operating lease agreement which commenced during the fiscal year ended June 30, 2023. See Note 6 below for details of lessee leases.

Beneficial Conversion Features - The Company accounts for convertible notes payable in accordance with ASC 470-20. A beneficial conversion feature is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is in the money if the effective conversion price is lower than the commitment date fair value of a share into which it is convertible.

Income Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Revenue Recognition

Revenue Recognition Standard, ASC 606 is used by the Company to recognize revenue. ASC 606 standards were jointly issued by the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB). Revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The total booking value is generally due prior to the commencement of the reservation. The total booking value collected in advance of the reservation is recorded on the balance sheets as funds payable to owners, hospitality and sales taxes payable and deferred revenue in the amount obligated to the homeowner, the taxing authority, and the Company, respectively.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when the entity satisfies a performance obligation

The Company is a development stage corporation, and we have identified certain revenue streams during this development stage.

The Company currently derives its revenue primarily from the short-term unit rentals of sold and unsold inventory at the resort we own and manage.

Revenue from rentals is recognized over the period in which a guest completes a stay.

Other services consist of revenue derived from our real estate brokerage and other related services.

Other Services

In addition to providing vacation rental platform services, the Company provides other services including real estate brokerage and management services. The purpose of these services is to attract and retain homeowners as customers of the Company’s vacation rental platform. As such, the Company enters into an exclusive rental management contract with each homeowners’ associations it controls. Under the real estate brokerage services, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue at a point in time which is upon the closing of a real estate transaction (i.e., purchase or sale of a home). The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as cost of revenue in the consolidated statements of operations. Under the homeowner’s association management services, the Company provides common area property management, community governance, and association accounting services to community and homeowner associations in exchange for a management fee and other incrementally billed services. The services represent an individual performance obligation in which the Company has determined it is primarily responsible. Revenue is recognized over time as services are rendered for the management fee and incrementally billed services are recognized at a point in time.

Inventory

New real estate inventory is carried at the lower of cost or net realizable value. The cost of finished inventories determined on the specific identification method is removed from inventories and recorded as a component of cost of sales at the time revenue is recognized. In addition, an allocation of depreciation and amortization is included in cost of goods sold. Under the specific identification method, if finished real estate inventory can be sold for a profit there is no basis to write down the inventory below the lower of cost or net realizable value.

For real estate inventory that is considered substantially completed and may include the Company’s rental pool, the Company has implemented the Real Estate Accounting Guidance under ASC 970 for real estate development, rental, and sales activities. Details of ASC 970 are included in Fixed Assets above.

Financial Instruments

Fair Value of Financial Instruments - From inception, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which provides a framework for measuring fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard also expands disclosures about instruments measured at fair value and establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

●	Level 1: Quoted prices for identical assets and liabilities in active markets.

●	Level 2: Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

●	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts of financial instruments including cash, accounts payable and notes payable approximated fair value as of June 30, 2024, and 2023 due to the relatively short maturity of the respective instruments.

Advertising and Marketing Costs

We expense advertising costs when advertisements occur. Advertising for the Company consists primarily of the creation and marketing of the Awaysis brand guideline, logo, wordmark, tagline, and website.

Stock Based Compensation

The cost of equity instruments issued to employees and non-employees in return for goods and services is measured by the grant date fair value of the equity instruments issued in accordance with ASC 718, Compensation - Stock Compensation. The related expense is recognized as services are rendered or vesting periods elapse.

Net Loss per Share Calculation

Basic earnings (loss) per common share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average shares outstanding, assuming all dilutive potential common shares were issued. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Recently Issued Accounting Pronouncements

As of June 30, 2024, there were several new accounting pronouncements issued by the Financial Accounting Standards Board. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.